Class A Ordinary Shares Subject to Possible Redemptio (Tables)	6 Months Ended	8 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Founder Spac [Member]
Schedule of subject to possible redemption reflected in the balance sheet

Gross Proceeds	$316,250,000
Less:
Class A ordinary shares issuance costs	(18,057,563)
Add:
Remeasurement of carrying value to redemption value	22,801,313
Class A ordinary shares subject to possible redemption	$320,993,750

Gross Proceeds	$316,250,000
Less:
Class A ordinary shares issuance costs	(18,057,563)
Add:
Remeasurement of carrying value to redemption value	22,801,313
Class A ordinary shares subject to possible redemption	$320,993,750